UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio    February 14, 2003



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: 68,008,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     2866 95165.000SH       SOLE                                  95165.000
Alberto Culver                 COM              013068101     1689 33520.000SH       SOLE                                  33520.000
Ambac Financial Group          COM              023139108     1544 27449.000SH       SOLE                                  27449.000
Amer Int'l Group               COM              026874107     1863 32208.000SH       SOLE                                  32208.000
American Express               COM              025816109     1532 43333.000SH       SOLE                                  43333.000
Automatic Data                 COM              053015103     2624 66843.000SH       SOLE                                  66843.000
BISYS Group                    COM              055472104     1448 91079.000SH       SOLE                                  91079.000
Bank One                       COM              06423A103     2902 79410.000SH       SOLE                                  79410.000
Beckman Coulter                COM              075811110     1658 56182.000SH       SOLE                                  56182.000
Biomet                         COM              090613100     1634 57000.000SH       SOLE                                  57000.000
Cardinal Health                COM              14149Y108     2622 44297.000SH       SOLE                                  44297.000
Coca-Cola                      COM              191216100     1521 34720.000SH       SOLE                                  34720.000
Coca-Cola Enterprises          COM              191219104     1583 72887.000SH       SOLE                                  72887.000
Concord EFS                    COM              206197105     1368 86939.000SH       SOLE                                  86939.000
DENTSPLY Int'l                 COM              249030107     1516 40764.000SH       SOLE                                  40764.000
Dial Corp.                     COM              25247D101     1565 76843.000SH       SOLE                                  76843.000
DuPont                         COM              263534109     1722 40625.000SH       SOLE                                  40625.000
Family Dollar                  COM              307000109     1748 55999.000SH       SOLE                                  55999.000
Fastenal                       COM              311900104     3000 80225.000SH       SOLE                                  80225.000
Federal Express                COM              31428X106     1601 29520.000SH       SOLE                                  29520.000
First Data Corp                COM              319963104     1633 46116.000SH       SOLE                                  46116.000
Graco, Inc.                    COM              384109104     1671 58332.000SH       SOLE                                  58332.000
Huntington Bncshrs             COM              446150104     2009 107402.000SH      SOLE                                 107402.000
Intel                          COM              485140100     1539 98849.000SH       SOLE                                  98849.000
Johnson & Johnson              COM              478160104     1797 33448.750SH       SOLE                                  33448.750
Keycorp                        COM              493267108     1705 67830.000SH       SOLE                                  67830.000
Lexmark Int'l Gp A             COM              529771107     1182 19541.000SH       SOLE                                  19541.000
Lowe's Companies               COM              548661107     1870 49865.000SH       SOLE                                  49865.000
Patterson Dental               COM              703412106     2227 50909.000SH       SOLE                                  50909.000
Paychex                        COM              704326107     2320 83140.000SH       SOLE                                  83140.000
Progressive Corp.              COM              743315103     1525 30728.000SH       SOLE                                  30728.000
SEI Investments                COM              784117103     1444 53139.000SH       SOLE                                  53139.000
Stryker Corp                   COM              863667101     2347 34964.000SH       SOLE                                  34964.000
Target Corp                    COM              87612E106     1623 54090.000SH       SOLE                                  54090.000
United Tech                    COM              913017109     1539 24839.000SH       SOLE                                  24839.000
Wachovia                       COM              929903102     1727 47400.000SH       SOLE                                  47400.000
Wal-Mart                       COM              931142103     1842 36476.000SH       SOLE                                  36476.000